MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
MAJOR CUSTOMERS
12.	MAJOR CUSTOMERS

In 2013, 2012, and 2011, purchases by Royal Dutch Shell plc and its subsidiaries accounted for 24 percent, 20 percent, and 11 percent, respectively, of the Company’s worldwide oil and gas production revenues. In 2011, purchases by the Vitol Group accounted for 13 percent of the Company’s worldwide oil and gas production revenues.